Property and Equipment, Net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Property and Equipment, Net (Textual) [Abstract]
Depreciation expenses	$ 60.8	$ 58.4	$ 67.0
Depreciation expense under capital leases	$ 16.3	$ 16.0	$ 15.9